Commitments and Contingencies (Details Narrative)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 USD ($)
Lease payments	$ 120,690
Rent expenses		$ 598,207
CAD [Member]
Lease payments		$ 13,504
Lease Agreement [Member]
Lease expires, description	Expires in May 2022.	Expires in May 2022.
Lease Agreement [Member] | CAD [Member]
Rent expenses		$ 26,000
Placer Mining Corp [Member]
Monthly payments	$ 60,000
Lease extension fee	60,000
Lease payments	1,847,300
Environmental Protection Agency [Member]
Lease payments	$ 5,960,000